Operating Lease (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of supplemental balance sheet information related to leases
Operating lease right-of-use asset	$2,300,000

Lease liability, current portion	$450,712
Lease liability, long-term	1,127,523
Total operating lease liability	$1,578,235

Weighted average remaining lease term (months)	39
Weighted average discount rate	6.5%

Schedule of maturities of the lease liability
2021	$540,000
2022	540,000
2023	540,000
2024	135,000
Total lease payments	$1,755,000

Less imputed interest	(176,765)
Total lease liability	$1,578,235